Leases - Future Minimum Payments (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Remaining period in 2021 (three months)	$ 2,343,000
Year ended December 31, 2022	9,597,000	$ 8,225,436
Year ended December 31, 2023	9,898,000	9,605,487
Year ended December 31, 2024	9,405,000	9,897,648
Year ended December 31, 2025	5,830,000	9,405,482
Thereafter	29,732,000	35,561,951
Future minimum lease payments	66,805,000	72,696,004
Less: present value discount	(20,736,000)
Operating lease liabilities	$ 46,069,000	$ 48,400,000